Consolidated Statements Of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets:
Cash and due from banks (Restricted-$- million on December 31, 2012 and $4.9 million on December 31, 2011)	$ 469,879		$ 384,667
Federal funds sold and securities purchased under agreements to resell	636,383		443,588
Total cash and cash equivalents (Restricted-$- million on December 31, 2012 and $4.9 million on December 31, 2011)	1,106,262		828,255
Interest-bearing cash	353,373		452,856
Trading securities	1,262,720		988,217
Loans held-for-sale	401,937		413,897
Securities available-for-sale (Note 3)	3,061,808	[1]	3,066,272	[2]
Loans, net of unearned income (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011) (Note 4)	16,708,582	[3],[4]	16,397,127	[3],[4]
Less: Allowance for loan losses ( Restricted-$4.3 million on December 31, 2012 and $31.8 million on December 31, 2011) (Note 4)	276,963	[3],[4]	384,351	[3],[4]
Total net loans (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011)	16,431,619		16,012,776
Mortgage servicing rights (Note 6)	114,311		144,069
Goodwill (Note 7)	134,242		133,659
Other intangible assets, net (Note 7)	22,700		26,243
Capital markets receivables	303,893		164,987
Premises and equipment, net (Note 5)	303,273		321,253
Real estate acquired by foreclosure	60,690		85,244
Other assets (Restricted-$1.9 million on December 31, 2012 and $13.4 million on December 31, 2011)	1,963,312		2,151,656
Total assets (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011)	25,520,140		24,789,384
Deposits:
Savings	6,705,496		6,624,405
Time deposits	1,019,938		1,173,375
Other interest-bearing deposits	3,798,313		3,193,697
Certificates of deposit $100,000 and more	503,490		608,518
Interest-bearing	12,027,237		11,599,995
Noninterest-bearing	4,602,472		4,613,014
Total deposits	16,629,709		16,213,009
Federal funds purchased and securities sold under agreements to repurchase (Note 9)	1,906,461		1,887,052
Trading liabilities (Note 9)	564,429		347,285
Other short-term borrowings (Note 9)	441,201		172,550
Term borrowings (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011) (Note 10)	2,226,482		2,481,660
Capital markets payables	296,450		164,708
Other liabilities ( Restricted-$- on December 31, 2012 and $.1 million on December 31, 2011)	946,202		838,483
Total liabilities (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011)	23,010,934		22,104,747
First Horizon National Corporation Shareholders' Equity:
Common stock-$.625 par value (shares authorized-400,000,000; shares issued- 243,597,780 on December 31, 2012 and 257,468,092 on December 31, 2011)	152,249		160,918
Capital surplus	1,488,463		1,601,346
Undivided profits	719,672		757,364
Accumulated other comprehensive loss, net (Note 15)	(146,343)		(130,156)
Total First Horizon National Corporation Shareholders' Equity	2,214,041		2,389,472
Noncontrolling interest (Note 12)	295,165		295,165
Total equity	2,509,206		2,684,637
Total liabilities and equity	$ 25,520,140		$ 24,789,384

[1]	Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.6 billion was pledged as collateral for securities sold under repurchase agreements.
[2]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.8 billion was pledged as collateral for securities sold under repurchase agreements.
[3]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[4]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.